Shareholder Report, Line Graph (Details) 123822_Hotchkis - Wiley Mid-Cap Value Fund_Class Z_TSR Annual {Class Z} - USD ($)								12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2026
Class Z
Account Value [Line Items]
Accumulated Value	$ 1,890,723	$ 1,865,905	$ 1,607,903	$ 1,403,021	$ 1,434,983	$ 738,365	$ 1,000,000	$ 2,333,057
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000 Index
Accumulated Value	2,208,121	1,915,179	1,555,475	1,307,631	1,518,128	1,053,053	1,000,000	$ 2,712,092
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Midcap Value Index
Accumulated Value	1,656,414	1,485,120	1,326,268	1,200,212	1,333,523	871,218	1,000,000	$ 2,097,346
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Midcap Index
Accumulated Value	$ 1,801,368	$ 1,563,615	$ 1,385,257	$ 1,205,363	$ 1,457,446	$ 972,936	$ 1,000,000	$ 2,191,075